Label		Element	Value
AllianzGI Health Sciences Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI Health Sciences Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 76%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The Fund considers health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences or that otherwise promote healthy living. The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). Effective December 22, 2014, the Fund changed its name from “AllianzGI Wellness Fund” to “AllianzGI Health Sciences Fund” and, consistent with the type of investments suggested by the Fund’s name, adopted the revised 80% test referenced above. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, short sales and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to purchase put and call options on securities for hedging, risk management or other purposes.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Health Sciences-Related Risk):  Focusing on a limited number of issuers, sectors (such as the health sciences sector), industries or geographic regions increases risk and volatility.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. The Fund’s Institutional Class shares were not outstanding during the time periods shown. Although Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	18.18%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2009–09/30/2009	17.98%
Lowest 10/01/2008–12/31/2008	-17.46%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	18.18%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.98%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.46%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI Health Sciences Fund | MSCI World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.94%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.20%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.03%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | World Healthcare & Consumer Blended Benchmark (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.78%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.36%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.46%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | Lipper Health/Biotechnology Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	27.78%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	22.80%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	12.81%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.76%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.46%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,200
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,304
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,200
Annual Return 2005		rr_AnnualReturn2005	1.87%
Annual Return 2006		rr_AnnualReturn2006	0.58%
Annual Return 2007		rr_AnnualReturn2007	10.04%
Annual Return 2008		rr_AnnualReturn2008	(26.43%)
Annual Return 2009		rr_AnnualReturn2009	30.63%
Annual Return 2010		rr_AnnualReturn2010	10.37%
Annual Return 2011		rr_AnnualReturn2011	4.92%
Annual Return 2012		rr_AnnualReturn2012	18.44%
Annual Return 2013		rr_AnnualReturn2013	34.24%
Annual Return 2014		rr_AnnualReturn2014	25.18%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	18.29%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.84%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.97%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.14%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.88%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.58%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.52%
AllianzGI Health Sciences Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.62%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.81%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.96%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.77%
AllianzGI Health Sciences Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.21%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 724
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,266
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,266
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	19.29%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	17.09%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.92%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.12%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.21%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,544
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	23.26%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	17.30%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.77%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.65%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,352
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	25.62%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	18.59%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.96%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.91%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
AllianzGI Health Sciences Fund | D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,746
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	25.19%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	18.18%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.58%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.52%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.